Fees Summary	Aug. 09, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,860,000
Previously Paid Amount	0.00
Total Fee Amount	422.14
Total Offset Amount	0.00
Net Fee	422.14
Narrative - Max Aggregate Offering Price	$ 2,860,000
Final Prospectus	true